     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 19, 2005
                                                          File No. 811-8572
                                                          File No. 33-80514
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933        [ ]
                       POST-EFFECTIVE AMENDMENT NO. 22   [X]
                                       AND
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940    [ ]
                              AMENDMENT NO. 23           [X]

                               BISHOP STREET FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                          C/O THE CT CORPORATION SYSTEM
                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE 1-888-462-5386

                                ROBERT A. NESHER
                           C/O SEI INVESTMENTS COMPANY
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:
                            RICHARD W. GRANT, ESQUIRE
                           MORGAN, LEWIS & BOCKIUS LLP
                                ONE OXFORD CENTRE
                               THIRTY-SECOND FLOOR
                         PITTSBURGH, PENNSYLVANIA 15219

    It is proposed that this filing become effective (check appropriate box):

          [ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]   on [date] pursuant to paragraph (b) of Rule 485
          [X]   60 days after filing pursuant to paragraph (a) of Rule 485
          [ ]   75 days after filing pursuant to paragraph (a) of Rule 485
          [ ]   on [date] pursuant to paragraph (a) of Rule 485

                                 CLASS I SHARES
                     (formerly, Institutional Class Shares)

                               BISHOP STREET FUNDS

                                   PROSPECTUS

                                 [JULY 1, 2005]

                  LARGE CAP GROWTH FUND (FORMERLY, EQUITY FUND)

                               INVESTMENT ADVISER:
                        BISHOP STREET CAPITAL MANAGEMENT

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     [LOGO]

                              [BISHOP STREET FUNDS]
                        [YOUR AVENUE TO SOUND INVESTMENT]

                              ABOUT THIS PROSPECTUS

Bishop Street Funds is a mutual fund family that offers different classes of shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about Class I Shares of the Large Cap Growth Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. If you would like more detailed information about the Fund, please see:

                                                   PAGE
LARGE CAP GROWTH FUND (FORMERLY, EQUITY FUND)....  XXX
MORE INFORMATION ABOUT RISK......................  XXX
MORE INFORMATION ABOUT FUND INVESTMENTS..........  XXX
INVESTMENT ADVISER...............................  XXX
PURCHASING, SELLING AND EXCHANGING FUND SHARES...  XXX
OTHER POLICIES...................................  XXX
DIVIDENDS AND DISTRIBUTIONS......................  XXX
TAXES............................................  XXX
THE BOARD OF TRUSTEES............................  XXX
FINANCIAL HIGHLIGHTS.............................  XXX
HOW TO OBTAIN MORE INFORMATION ABOUT
  BISHOP STREET FUNDS ...........................  Back Cover

BISHOP STREET LARGE CAP GROWTH (FORMERLY, EQUITY FUND)

Fund Summary

INVESTMENT GOAL                          Long-term capital appreciation

INVESTMENT FOCUS                         U.S. large-cap equity securities

SHARE PRICE VOLATILITY                   High

PRINCIPAL INVESTMENT STRATEGY            Investing in a diversified portfolio of
                                         U.S. large-cap equity securities

INVESTOR PROFILE                         Investors seeking long-term capital
                                         appreciation, who are willing to accept
                                         the risk of share price volatility

SIMPLY SPEAKING

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks, designed to mimic the overall equity market's industry weightings. The Consumer Price Index measures prices of goods bought by a typical consumer such as food, gas, shelter and clothing. It is widely used as a cost-of-living benchmark.

Investment Strategy

The Large Cap Growth Fund primarily invests (at least 80% of its net assets) in common stocks and other equity securities of U.S. issuers with market capitalizations in excess of $5 billion. Such instruments include convertible securities. The Adviser invests in securities it believes have potential for capital appreciation. The Fund seeks to be diversified across issuers and major economic sectors. In making a determination to buy, sell or hold a security, the portfolio management team gives special consideration to the relationship of the security to the risk/reward measurement of the entire portfolio.

The Fund's investment approach, with its emphasis on common stocks and other equity securities, seeks to provide returns consistent with the performance of the U.S. stock market, as generally measured by broad U.S. stock market indices such as the S&P 500 Index. The Adviser employs a core equity investment style with a growth bias.

Principal Risks of Investing

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, large-cap equity securities, may underperform other market segments.

Performance Information

The bar chart and the performance table illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in performance of the Fund's Class I Shares from calendar year to calendar year.

1998        33.05%
1999        24.37%
2000       -16.20%
2001       -25.61%
2002       -25.06%
2003        26.62%
2004

                BEST QUARTER                    WORST QUARTER

AVERAGE ANNUAL TOTAL RETURNS

This table compares the Fund's average annual total returns for the periods ended December 31, 2004 to those of the S&P 500 Index and the Consumer Price Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                                  1 YEAR  5 YEARS  SINCE INCEPTION*
                                                                                  ------  -------  ----------------
LARGE CAP GROWTH FUND RETURN BEFORE TAXES
  CLASS I SHARES
LARGE CAP GROWTH FUND RETURN AFTER TAXES ON DISTRIBUTIONS
  CLASS I SHARES
LARGE CAP GROWTH FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF
FUND SHARES
  CLASS I SHARES
S&P 500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)
CONSUMER PRICE INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)

* The Fund's inception date is January 30, 1997. Index returns provided from January 31, 1997.

Fund Fees & Expenses

This table describes the fees and expenses that you may pay if you purchase or sell Class I Shares.

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                 None

Maximum Deferred Sales Charge (Load)
  (as a percentage of net asset value)                                    None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)*       None
Exchange Fee                                                              None

*Redemption proceeds over $500 that are wired to your bank account are subject to a $15 wire fee (see "How to Sell Your Fund Shares - Receiving Your Money").

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees                       0.74%
Other Expenses                        X.XX%*
                                      ----
Total Annual Fund Operating Expenses  X.XX%**

*     Other expenses include shareholder servicing fees.

**    The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and Distributor voluntarily waived a portion of their fees in order to keep total annual fund operating expenses at a specified level. These fee waivers remain in place as of the date of this prospectus, but the Adviser, Administrator or Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total annual fund operating expenses for Class I Shares were as follows:

Large Cap Growth Fund   1.00%

For more information about these fees, see "Investment Adviser."

EXAMPLE: COST OF INVESTING

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The Example also assumes that each year your investment has a 5% return, total annual fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund's Class I Shares would be:

1 YEAR    3 YEARS   5 YEARS   10 YEARS

More Information About Risk

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment manager invests Fund assets in a way that he believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how well an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

MANAGEMENT RISK - The risk that a strategy used by the Fund's management may fail to produce the intended result.

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

More Information About Fund Investments

In addition to the principal investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in short-term obligations, cash or cash equivalents. When the Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the Statement of Additional Information. The portfolio holdings are disclosed in the Quarterly Holdings Report, which is available on the Fund's website at: www.bishopstreetfunds.com.

Investment Adviser

The Investment Adviser (Adviser) makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Trustees of the Bishop Street Funds supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Bishop Street Capital Management, a registered investment adviser and wholly-owned subsidiary of First Hawaiian Bank, serves as Adviser to the Fund. Before February 22, 2000, First Hawaiian Bank served as Adviser to the Fund. First Hawaiian Bank is a subsidiary of BancWest Corporation, itself a subsidiary of BNP Paribas. As of December 31, 2004, Bishop Street Capital Management had approximately $3.7 billion in assets under management. For the fiscal year ended December 31, 2004, the Fund paid advisory fees to the Adviser of X.XX% of the Fund's average net assets.

PORTFOLIO MANAGERS

Kenneth Miller, Bishop Street Capital Management, Senior Vice President, Co-Director of Equity, manages the Large Cap Growth Fund. Dr. Miller has been with the Adviser and/or its affiliates since 2002. From 1996 to 2002, Dr. Miller was a Senior Research Analyst with JP Morgan H&Q (Hambrecht & Quist). Dr. Miller holds an MBA from Cornell University and a Bachelor of Medicine and Bachelor of Surgery from Flinders University, School of Medicine in Adelaide, Australia.

Additional information about the portfolio managers is available in the Statement of Additional Information.

ADDITIONAL COMPENSATION

The Adviser and its affiliates may act as fiduciary or provide services in various non-fiduciary capacities with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the Fund. The Adviser and its affiliates may also receive compensation for providing services to the Fund in cases where the compensation is not duplicative of the compensation ERISA accounts pay for fiduciary and non-fiduciary services. These services may include the following:

SHAREHOLDER SERVICING

The Fund has adopted a Shareholder Servicing Plan that allows the Fund to pay shareholder servicing fees of up to 0.25% of the Fund's average daily net assets for the servicing of its shares and for services provided to shareholders. The Adviser or any of its affiliates providing brokerage or investment-related services may receive shareholder servicing fees, payable from the Fund's assets, of up to 0.25% of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchasing, Selling and Exchanging Fund Shares

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Fund.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

How to Purchase Fund Shares

You may purchase shares directly by:

-     Mail;

-     Telephone;

-     Wire; or

-     Direct Deposit.

To purchase shares directly from the Fund, complete and send in an account application. If you need an application or have questions, please call 1-800-262-9565. All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars, drawn on U.S. financial institutions and made payable on its face to the Fund. The Fund does not accept purchases made by cash or cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept purchases made by credit card check. Mail your check to Bishop Street Funds, P.O. Box 219721, Kansas City, MO 64121-9721.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

The price per share (the offering price) will be the net asset value (NAV) per share next determined after the Fund receives your purchase order. The Fund is deemed to have received your order upon receipt of a completed account application and proper payment. If you already have an existing account, the Fund is deemed to have received your order upon receipt of your order and proper payment.

The Fund's NAV is calculated once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, generally we must receive your purchase order in proper form by 4:00 p.m., Eastern Time. If the NYSE closes early - such as on days in advance of certain holidays - the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV for the Fund, the Fund generally values its investment portfolios at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

FAIR VALUE PRICING

The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

MINIMUM PURCHASES & AUTOMATIC INVESTMENT PLANS

You may open an account with a $1,000 minimum initial investment in the Fund ($500 for those investing in retirement plans). The minimum initial investment may be reduced with an Automatic Investment Plan (AIP).

If you have a checking or savings account, you may establish an AIP and open an account with a $100 minimum initial investment in the Fund. You may then begin regularly scheduled investments of at least $50 per month through automatic deductions from your checking or savings accounts.

How to Sell Your Fund Shares

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund by mail at P.O. Box 219721, Kansas City, MO 64121-9721 or by telephone at 1-800-262-9565.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you are requesting to sell $5,000 or more of your shares, your request must be in writing and must include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in the Fund in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of each withdrawal will be mailed to you by check or electronically transferred to your bank account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account if your redemption proceeds are in excess of $500 (subject to a $15 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $1,000 ($500 for those investing in retirement plans; $100 for officers, directors and employees of BancWest Corporation and its banking and non-banking subsidiaries who have arranged to purchase shares through the AIP) because of redemptions you may be required to sell your shares.

But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

How to Exchange Your Shares

You may exchange your Class I Shares for Class I Shares of any other Bishop Street Fund on any Business Day by contacting us directly by mail or telephone at 1-800-262-9565. The Bishop Street Funds offers Class I Shares of the High Grade Income Fund, Hawaii Municipal Bond Fund, Strategic Growth Fund, Tax Managed Equity Fund, Index Plus Fund, Money Market Fund and Treasury Money Market Fund.

You may also exchange shares through your financial institution by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). THIS EXCHANGE PRIVILEGE MAY BE CHANGED OR CANCELED AT ANY TIME UPON 60 DAYS' NOTICE.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Fund's policy on excessive trading, see "Excessive Trading."

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

EXCESSIVE TRADING

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategy, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund's service provider may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

      - Shareholders are restricted from making more than four "round trips" into or out of the Fund per calendar year. If a shareholder exceeds this amount, the Fund and/or its service provider may, at its discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the same Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

      - The Fund reserves the right to reject any purchase request (including purchases by exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believe that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service provider seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The following types of transactions are exempt from these policies: 1) SYSTEMATIC PURCHASES AND REDEMPTIONS, AND 2) PURCHASES OR REDEMPTIONS BY AN ACCOUNT PARTICIPATING IN AN ASSET ALLOCATION PROGRAM.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries, including bank nominee accounts. The Fund and its service provider's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. As a result, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares), and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above. In addition, if you own your Fund shares through an omnibus account maintained by a broker, retirement plan or other financial intermediary, it is possible that your financial intermediary's policies regarding frequent trading may differ from those of the Fund. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask your name, address, date of birth and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the Fund's net asset value per share next determined.

However, the Fund reserves the right to close or liquidate your account at the then-current day's price and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares and distributes its net investment income, if any, quarterly.

The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Fund's net investment income (other than net investment income that qualifies as qualified dividend income or as an exempt-interest dividend) and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in the Fund. Distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains, subject to certain holding period limitations and other limitations. Distributions you receive from the Fund may be taxable whether or not you reinvest them.

Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of the Fund's shares for shares of another Bishop Street Fund is the same as a sale. The gain or loss on the sale or exchange of Fund shares generally will be treated as short term capital gain or loss, if you held the shares for 12 months or less, or long term capital gain or loss, if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

The Board of Trustees

The Board of Trustees supervises the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide us with essential management services.

The Trustees of the Trust are as follows:

NAME                          BUSINESS HISTORY
Martin Anderson               Partner, Goodsill Anderson Quinn & Stifel since
                              1951

Philip H. Ching*              Vice Chairman, First Hawaiian Bank (1968-1996)

Robert A. Nesher*             Currently performs various services on behalf of
                              SEI Investments, an affiliate of the Fund's
                              administrator and distributor, for which Mr.
                              Nesher is compensated; Executive Vice President of
                              SEI Investments (1986-1994); Director and
                              Executive Vice President of the Fund's
                              administrator and distributor (1981-1994)

Peter F. Sansevero            Regional Director of the Northwestern Region and
                              First Vice President, Merrill Lynch (1958-1997)

Manuel R. Sylvester           Managing Partner, Coopers & Lybrand L.L.P.
                              (1978-1992); Executive Partner, Coopers & Lybrand
                              L.L.P. (1992)

John K. Tsui*                 Chairman, Towne Development of Hawaii since 2003 -
                              Director, First Hawaiian Bank since 1994 -
                              Director, Bank of the West since 2000 - President,
                              Chief Operating Officer, First Hawaiian Bank
                              (1994-2002) - Vice Chairman, Chief Credit Officer,
                              Banc West Corporation (2000-2002)

Joyce S. Tsunoda              Emeritus Chancellor, University of Hawaii since
                              2003; Distinguished Visiting Senior Scholar -
                              East-West Center since 2004; Vice President,
                              International Education - University of Hawaii
                              (2003-2004); Senior Vice President - University of
                              Hawaii System (1989-2003); Chancellor - Community
                              Colleges - University of Hawaii (1983-2003)

*Messrs. Ching, Nesher and Tsui are Trustees who may be deemed "interested persons" of the Trust, as the term is defined in the Investment Company Act of 1940, as amended.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class I Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by _________________________, independent registered public accounting firm. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-262-9565.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED DECEMBER 31,

                     INVESTMENT ACTIVITIES                DIVIDENDS AND DISTRIBUTIONS FROM
                     ---------------------                --------------------------------
                                          NET
                                        REALIZED
                NET                       AND        TOTAL                                          NET
               ASSET                   UNREALIZED  INVESTMENT                           TOTAL      ASSET
               VALUE,        NET      GAIN (LOSS)  ACTIVITIES     NET                 DIVIDENDS    VALUE,
             BEGINNING   INVESTMENT        ON         FROM     INVESTMENT  CAPITAL       AND       END OF   TOTAL
             OF PERIOD  INCOME(LOSS)  INVESTMENTS  OPERATIONS    INCOME     GAINS   DISTRIBUTIONS  PERIOD  RETURN +
             ---------  ------------  -----------  ----------  ----------  -------  -------------  ------  --------
LARGE CAP
GROWTH FUND
2004(1)
2003(1)
2002(1)
2001
2000

                                                RATIO OF
                      RATIO OF    RATIO OF         NET
               NET    EXPENSES   EXPENSES TO   INVESTMENT
             ASSETS,     TO        AVERAGE       INCOME
             END OF   AVERAGE    NET ASSETS     (LOSS) TO  PORTFOLIO
             PERIOD     NET     EXCLUDING FEE    AVERAGE    TURNOVER
              (000)    ASSETS      WAIVERS     NET ASSETS     RATE
             -------  --------  -------------  ----------  ----------
LARGE CAP
GROWTH FUND
2004(1)
2003(1)
2002(1)
2001
2000

------------
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOULD NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) PER SHARE NET INVESTMENT INCOME AMOUNT CALCULATED USING AVERAGE SHARES.

AMOUNTS DESIGNATED AS " -- " ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

                               BISHOP STREET FUNDS

Investment Adviser

Bishop Street Capital Management
999 Bishop Street, 10th Floor
Honolulu, Hawaii 96813

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

                                     [LOGO]

                              [BISHOP STREET FUNDS]
                        [YOUR AVENUE TO SOUND INVESTMENT]

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated [July 1, 2005] includes detailed information about the Bishop Street Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus. Investors can receive a free copy of the SAI on the Fund's website: www.bishopstreetfunds.com.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund. Investors can receive free copies of the annual reports and semi-annual reports on the Fund's website:
www.bishopstreetfunds.com.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Call 1-800-262-9565

BY MAIL: Write to the Fund
Bishop Street Funds
c/o SEI Investments Distribution Co.

One Freedom Valley Drive
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the Bishop Street Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. The Fund's Investment Company Act registration number is 811-08572.

VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM.

BSF-PS-007-0900

                       STATEMENT OF ADDITIONAL INFORMATION

                               BISHOP STREET FUNDS
                                 [JULY 1, 2005]

                               INVESTMENT ADVISER:
                        BISHOP STREET CAPITAL MANAGEMENT
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Bishop Street Funds (the "Trust") and should be read in conjunction with the Trust's prospectus, dated [July 1, 2005]. This SAI relates to the Large Cap Growth Fund (formerly, Equity Fund) (the "Fund"), a series of the Trust.

This SAI is incorporated by reference into the Trust's prospectuses. Capitalized terms not defined herein are defined in the prospectus. A prospectus may be obtained without charge by calling 1-800-262-9565.

The Trust's financial statements and notes thereto contained in the Annual Report for the Fund for the fiscal year ended December 31, 2004, are herein incorporated by reference and deemed to be part of this SAI. A copy of the 2004 Annual Report must accompany the delivery of this SAI.

                                                                 BSF-SX-002-0300

                                TABLE OF CONTENTS

                                                                           PAGE
THE TRUST..............................................................    XXX
DESCRIPTION OF PERMITTED INVESTMENTS...................................    XXx
FUND INVESTMENTS AND PRACTICES.........................................    XXX
INVESTMENT LIMITATIONS.................................................    XXX
THE ADVISER............................................................    XXX
THE PORTFOLIO MANAGER .................................................    XXX
THE ADMINISTRATOR......................................................    XXX
THE DISTRIBUTOR........................................................    XXX
THE TRANSFER AGENT.....................................................    XXX
THE CUSTODIAN..........................................................    XXX
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........................    XXX
LEGAL COUNSEL..........................................................    XXX
CODES OF ETHICS........................................................    XXX
TRUSTEES AND OFFICERS OF THE TRUST.....................................    XXX
REPORTING..............................................................    XXX
PURCHASING AND REDEEMING SHARES........................................    XXX
PRICING/DETERMINATION OF NET ASSET VALUE...............................    XXX
TAXES..................................................................    XXX
FUND PORTFOLIO TRANSACTIONS............................................    XXX
INFORMATION ABOUT PORTFOLIO HOLDINGS...................................    XXX
DESCRIPTION OF SHARES..................................................    XXX
VOTING.................................................................    XXX
SHAREHOLDER LIABILITY..................................................    XXX
LIMITATION OF TRUSTEES' LIABILITY......................................    XXX
PROXY VOTING...........................................................    XXX
5% AND 25% SHAREHOLDERS................................................    XXX
FINANCIAL INFORMATION..................................................    XXX
APPENDIX A - DESCRIPTION OF RATINGS....................................    A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES......................    B-1

                                    THE TRUST

GENERAL. The Fund is a series of the Trust, an open-ended management investment company. The Trust is organized under Massachusetts law as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated September 1, 1994. The Agreement and Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of the Fund. The Fund is a "diversified" investment company.

Shareholders may purchase shares in the Fund through Class I (formerly, Institutional Class Shares). Please see "Description of Shares" for more information.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. The Fund votes on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval may be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. A Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

                      DESCRIPTION OF PERMITTED INVESTMENTS

      The following information supplements the information about permitted investments set forth in the prospectuses.

                         FUND INVESTMENTS AND PRACTICES

LEGEND

   %     - Maximum percentage permissible. All percentages shown are of total assets unless otherwise noted.

   x     - No policy limitation; Fund may be currently using.

   *     - Permitted, but not typically used.

   -     - Not permitted.

                                                      LARGE CAP GROWTH FUND
                                                      ---------------------
ADRs                                                           20%
Asset-Backed Securities                                         -
Bank Obligations                                                -
Commercial Paper                                                -
Convertible Debt Securities                                    35%(1)
Convertible Equity Securities                                  35%
Corporate Debt Obligations                                      -
Equity Securities                                               X
Futures                                                         -
Investment Company Shares                                      10%
Mortgage-Backed Securities                                      -
Municipal Securities                                            -
Options                                                         -
Repurchase Agreements                                          20%
Restricted Securities                                          15%
Securities of Foreign Issuers                                   *
Supranational Agency Obligations                                -
U.S. Government Agency and Treasury Obligations                 -
Variable & Floating Rate Instruments                            -
Zero Coupon Obligations                                         -
INVESTMENT PRACTICES
Borrowing                                                      33%
Illiquid Securities                                            15%(2)
Securities Lending                                         33 1/3%
Standby Commitments                                            33%
When-Issued Securities                                         33%

1.    May not invest more than 20% in convertible debt securities.

2.    Percentage is based on net assets, not total assets.

      AMERICAN DEPOSITARY RECEIPTS ("ADRs") are securities typically issued by U.S. financial institutions (depositaries). ADRs represent ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without the participation of the issuer of the underlying security.

      ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMs") are pass-through certificates representing ownership in a pool of adjustable rate mortgages. ARMs make monthly payments based on a pro rata share of interest and principal payments, and prepayments of principal on the pool of underlying mortgages. The adjustable rate feature reduces, but does not eliminate, price fluctuations in this type of mortgage-backed security.

      ASSET-BACKED SECURITIES are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be obligations, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

      BANK OBLIGATIONS are SHORT-TERM OBLIGATIONS issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits.

      COMMERCIAL PAPER is a term used to describe unsecured short-term promissory notes issued by municipalities, corporations, and other entities that have maturities generally from a few days to nine months.

      EQUITY SECURITIES represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

- COMMON STOCK represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

      FOREIGN SECURITIES - U.S. dollar denominated obligations of foreign issuers may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits and investments in Canadian Commercial Paper, foreign securities and Europaper. American Depositary Receipts have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

      FUTURES AND OPTIONS ON FUTURES - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent the Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5, and, therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

      An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

      When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the Investment Company Act of 1940 (the "1940 Act") or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage that the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

      The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

      The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

      There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

      GNMA SECURITIES - Securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. government corporation, guarantee the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are "passed through" to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

      GOVERNMENT PASS-THROUGH SECURITIES are securities issued or guaranteed by an U.S. government agency representing an interest in a pool of mortgage loans. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

      ILLIQUID SECURITIES are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a mutual fund's books.

      INVESTMENT COMPANY SHARES - Shares of other mutual funds that may be purchased by the Fund to the extent consistent with applicable law. Under these rules and regulations of the 1940 Act, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition,
(i) the Fund would own more than 3% of the total voting stock of the company,
(ii) securities issued by any one investment company represented more than 5% of the Fund's assets, or (iii) securities (other than treasury stock) issued by all investment companies would represent more than 10% of the total assets of the

Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders of the Fund would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

      MORTGAGE-BACKED SECURITIES - Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family properties).

      Many CMOs are issued with a number of classes or series that have different maturities and are retired in sequence. Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, CMOs in longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and while some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, CMOs themselves are not generally guaranteed by the U.S. government or any other entity.

      REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

      MUNICIPAL SECURITIES - Municipal notes include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

      Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately owned or operated facilities for business and manufacturing, housing, sports and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

      Investments in floating rate instruments will normally involve industrial development or revenue bonds, which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

      The Adviser has the authority to purchase securities at a price that would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund will limit its put transactions to those with institutions that the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to determine initially and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

      Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

      OTHER INVESTMENTS - The Fund is not prohibited from investing in obligations of banks that are clients of SEI Investments Company. However, the purchase of shares of the Trust by them or by their customers will not be a consideration in determining which bank obligations the Fund will purchase. The Fund will not purchase obligations of the Adviser.

      PRIVATE PASS-THROUGH SECURITIES are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

      REPURCHASE AGREEMENTS are agreements by which a person (e.g., the Fund) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established and periodically reviewed by the Trustees) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest, which is unrelated to the coupon rate or maturity date of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

      Repurchase agreements are considered to be loans by the participating Fund for purposes of its investment limitations. Repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement. Under all repurchase agreements entered into by the Fund, the Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delays and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

      RESTRICTED SECURITIES are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Permitted investments for the Fund include restricted securities, and the Fund may invest up to 15% of its net assets in illiquid securities, subject to the Fund's investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

      SECURITIES LENDING - The Fund may lend securities pursuant to agreements requiring that the loans be continuously secured by cash or liquid securities as collateral equal to 100% of the market value of the securities lent at all times. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of its total assets taken at fair market value. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Fund will normally pay lending fees to broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

      STANDBY COMMITMENTS AND PUTS permit the holder to sell securities subject to the standby commitment or put at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable.

      STRIPPED MORTGAGE-BACKED SECURITIES ("SMBs") are usually structured with two classes that receive specified proportions of monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, and the other class may receive all of the principal payments. SMBs are extremely sensitive to changes in interest rates because of the impact of prepayment of principal on the underlying mortgage securities.

      SUPRANATIONAL AGENCY OBLIGATIONS are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

      U.S. GOVERNMENT AGENCY OBLIGATIONS are obligations issued or guaranteed by agencies or instrumentalities of the U.S. government. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the U.S. Treasury and others are supported only by the credit of the agency or instrumentality.

      U.S. TREASURY OBLIGATIONS consist of bills, notes and bonds issued by the U.S. Treasury. They also consist of separately traded interest and principal component parts of these obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities (STRIPS). Receipts are similar to STRIPS, but are issued by banks or broker-dealers and created by depositing U.S. Treasury obligations into a special account at a custodian bank. The Fund's custodian holds the income from the receipts for the benefit of the receipt owners.

      VARIABLE AMOUNT MASTER DEMAND NOTES are debt obligations that may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

      VARIABLE AND FLOATING RATE INSTRUMENTS involve certain debt obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices.

      WHEN-ISSUED SECURITIES involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

      Segregated accounts will be established with the Fund's custodian and the Fund will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

      YANKEE BONDS are U.S. dollar denominated debt obligations issued by the U.S. by foreign banks and corporations.

      ZERO COUPON OBLIGATIONS are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Such obligations will not result in the payment of interest until maturity and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

      The Fund's investment goal and the following investment limitations are fundamental policies of the Fund and cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1.    Invest more than 25% of its assets in any one industry.

2.    Invest more than 5% of its assets in the securities of any one issuer.

3. Acquire more than 10% of the voting securities of any one issuer, provided that this limitation shall apply only to 75% of the Fund's net assets.

4.    Invest in companies for the purpose of exercising control.

5. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. To the extent that such borrowing exceeds 5% of the value of the borrowing Fund's assets, asset coverage of at least 300% is required. The Fund will not purchase securities while its borrowings exceed 5% of its total assets.

6. Make loans, except that (a) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) the Fund may enter into repurchase agreements; and (c) the Fund may engage in securities lending.

7. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by (5) above in aggregate amounts not to exceed 33% of total assets taken at current value at the time of the incurrence of such loan.

8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, the Fund may invest in companies that invest in real estate, and in commodities contracts.

9. Make short sales of securities or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

11. Purchase securities of other investment companies, except as permitted by the 1940 Act and the rules and regulations thereunder.

12. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

13. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

NON-FUNDAMENTAL POLICIES

      The following investment limitations are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

1. The Fund may not invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

2. The Large Cap Growth Fund shall invest at least 80% of its net assets, under normal circumstances, in common stocks and other equity securities. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to the Fund's shareholders.

3. The Large Cap Growth Fund shall invest at least 80% of its net assets, under normal circumstances, in U.S. issuers with net capitalizations in excess of $5 billion. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to the Fund's shareholders.

      The foregoing percentages will apply at the time the Fund purchases the security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                                   THE ADVISER

      GENERAL. The Adviser, Bishop Street Capital Management, is an indirect subsidiary of BancWest Corporation and a direct subsidiary of First Hawaiian Bank. BancWest Corporation and First Hawaiian Bank are subsidiaries of BNP Paribas. The BNP Paribas Group was established in 1848 and is active in over 85 countries. BNP Paribas has three core lines of business that operate independently within the organization: investment banking, asset management and specialized financial services. The Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by the Trustees of the Trust. The principal business address of the Adviser is 999 Bishop Street, Honolulu, Hawaii 96813. As of December 31, 2004, total assets under management were approximately $3.7 billion.

      ADVISORY AGREEMENT WITH THE TRUST. The Trust and First Hawaiian Bank entered into an advisory agreement (the "Advisory Agreement") dated March 31, 1999. BancWest Corporation, the entity formed by the merger of First Hawaiian, Inc., the parent of First Hawaiian Bank, and BancWest Corporation, created an investment advisory subsidiary entitled Bishop Street Capital Management. On November 9, 1999, the Board of Trustees of the Trust approved Bishop Street Capital Management as the new adviser to the Fund. This change became effective on February 22, 2000. The Advisory Agreement between First Hawaiian Bank and the Trust, and the obligations contained in that Agreement were assumed by Bishop Street Capital Management. At the time of this change, Bishop Street Capital Management employed the same investment personnel that managed the Fund under First Hawaiian Bank, and the management and control of the Adviser, as well as the services provided, remained the same. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

      The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent that would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

      The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of the Fund, as defined in the 1940 Act. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

      ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly at an annual rate of 0.74% of the daily average net assets of the Large Cap Growth Fund.

                       FOR FISCAL YEARS ENDED DECEMBER 31:

                                                     ADVISORY FEES VOLUNTARILY WAIVED BY
                        ADVISORY FEES PAID BY FUND                 ADVISER
                       ----------------------------  -----------------------------------
         FUND            2002         2003     2004   2002           2003          2004
---------------------  ----------  ----------  ----  -------       -------        ------
Large Cap Growth Fund  $1,315,140  $1,020,780        $57,744       $52,383

                              THE PORTFOLIO MANAGER

      This section includes information about the Fund's portfolio manager, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

      COMPENSATION. The Adviser compensates the portfolio manager for his management of the Fund. The portfolio manager's compensation consists of an annual salary, discretionary bonus and deferred compensation through the bank's 401(k) and profit sharing plan. The Adviser's profitability is a factor in determining the bonus pool availability, however, any bonus amounts paid are purely discretionary.

      PORTFOLIO MANAGER OWNERSHIP. As of the most recently completed fiscal year, the portfolio managers had no "beneficial ownership" of shares of the Fund. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

      OTHER ACCOUNTS. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as follows (note that the accounts are not subject to a performance-based advisory fee):

      BISHOP STREET CAPITAL MANAGEMENT:

                 REGISTERED INVESTMENT     OTHER POOLED
                       COMPANIES        INVESTMENT VEHICLES     OTHER ACCOUNTS
                ----------------------  -------------------   ------------------
                 NUMBER        TOTAL     NUMBER     TOTAL      NUMBER      TOTAL
                   OF         ASSETS       OF       ASSETS       OF       ASSETS
     NAME       ACCOUNTS    (MILLIONS)  ACCOUNTS  (MILLIONS)  ACCOUNTS  (MILLIONS)
--------------  --------     ---------  --------  ---------   --------  --------
Kenneth Miller     1             0          4     $  110.1       147    $  500.0

      CONFLICTS OF INTERESTS. The portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

                                THE ADMINISTRATOR

      GENERAL. SEI Investments Global Funds Services (formerly named SEI Investments Mutual Funds Services) (the "Administrator"), a Delaware business trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator and the Trust's principal underwriter, SEI Investments Distribution Co., are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

      ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement dated January 27, 1995 (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. The Administrator also acts as shareholder servicing agent for the Fund.

      The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

      ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator is entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.20% of average daily net assets of the Fund.

                       FOR FISCAL YEARS ENDED DECEMBER 31:

                                                         ADMINISTRATIVE FEES VOLUNTARILY WAIVED
                       ADMINISTRATIVE FEES PAID BY FUND              BY ADMINISTRATOR
                       --------------------------------  --------------------------------------
         FUND            2002         2003         2004    2002           2003             2004
---------------------  --------     --------       ----  --------       --------           ----
Large Cap Growth Fund  $355,443     $275,887             $157,177       $125,475

                                 THE DISTRIBUTOR

      The Trust and SEI Investments Distribution Co. (the "Distributor"), One Freedom Valley Drive, Oaks, Pennsylvania 19456, are parties to a distribution agreement dated January 27, 1995 (the "Distribution Agreement") whereby the Distributor acts as a principal underwriter for the continuous offering of the Fund's shares on a "best efforts" basis. The Distributor and the Administrator are both wholly-owned subsidiaries of SEI Investments.

      The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

      The Distributor collected and retained sales charges in the amounts shown for the fiscal periods ended December 31, 2002, 2003 and 2004:

                                                          DOLLAR AMOUNTS OF SALES CHARGES
                          DOLLAR AMOUNT OF SALES CHARGES    RETAINED BY SEI INVESTMENTS
                          ------------------------------  -------------------------------
          FUND            2002          2003        2004  2002         2003        2004
----------------------    ----         -------      ----  ----         ----        ----
Large Cap Growth Fund*    $515         $16,698            $ 0          $ 0

*Effective April 29, 2005, Class A Shares of the Fund will be collapsed into Class I Shares of the Fund.

      The Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to the Fund will be paid to the Distributor. Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as profit any difference between the fee it receives and amount it pays to third parties.

      For the fiscal year ended December 31, 2004, the Distributor paid the entire amount of fees received under the Service Plan to First Hawaiian Bank for shareholder services that it performed for the Fund's shareholders.

      Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                               THE TRANSFER AGENT

      DST Systems, Inc., 330 W. 9th Street, Kansas City, Missouri 64105, serves as the Fund's transfer agent and dividend-paying agent.

                                  THE CUSTODIAN

      Union Bank of California, N.A. (the "Custodian"), 350 California Street, San Francisco, California 94104, serves as the Fund's custodian, and is responsible for maintaining the custody of the Fund's assets.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      ________________________ serves as the Fund's independent registered public accounting firm, and is responsible for auditing the Fund's financial statements.

                                  LEGAL COUNSEL

      Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103 serves as legal counsel to the Fund.

                                 CODES OF ETHICS

      The Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor each has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Code of Ethics of the Trust, Adviser and Distributor is on file with the SEC and is available to the public.

                       TRUSTEES AND OFFICERS OF THE TRUST

      BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

      MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

      The following Trustees may be deemed to be "interested persons" of the Trust as defined by the 1940 Act:

      PHILIP H. CHING (DOB 01/11/31) - Trustee since 1994 - Retired since 1996; Vice Chairman, First Hawaiian Bank (1968-1996). Mr. Ching is an "affiliated person" of both the Trust and the Adviser (as that term is defined in the 1940
Act).

      ROBERT A. NESHER (DOB 08/17/46) - Chairman of the Board of Trustees since 1998 - Currently performs various services on behalf of SEI Investments, an affiliate of the Fund's administrator and distributor, for which Mr. Nesher is compensated; Executive Vice President of SEI Investments, 1986-1994; Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments Global, Limited; Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust,

SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

      JOHN K. TSUI (DOB 3/20/38) - Trustee since 2004 - Chairman, Towne Development of Hawaii since 2003 - Director, First Hawaiian Bank since 1994 - Director, Bank of the West since 2000 - President, Chief Operating Officer, First Hawaiian Bank (1994-2002) - Vice Chairman, Chief Credit Officer, BancWest Corporation (2000-2002).

      The following Trustees are not viewed as "interested persons" of the
Trust:

      MARTIN ANDERSON (DOB 11/16/23) - Trustee since 1994 - Partner, Goodsill, Anderson, Quinn & Stifel (law firm) since 1951.

      PETER F. SANSEVERO (DOB 01/06/33) - Trustee since 1999 - Retired since 1997; Regional Director of the Northwest Region and First Vice President, Merrill Lynch (financial services firm) (1958-1997).

      MANUEL R. SYLVESTER (DOB 06/20/30) - Trustee since 1994 - Retired since 1992; Managing Partner, Coopers & Lybrand L.L.P. (accounting firm) (1978-1992); Executive Partner, Coopers & Lybrand L.L.P. (accounting firm) (1992).

      JOYCE S. TSUNODA (DOB 01/01/38) - Trustee since 1994 - Emeritus Chancellor, University of Hawaii since 2003; Distinguished Visiting Senior Scholar - East-West Center since 2004; Vice President, International Education - University of Hawaii (2003-2004); Senior Vice President - University of Hawaii System (1989-2003); Chancellor - Community Colleges - University of Hawaii (1983-2003).

      BOARD STANDING COMMITTEES. The Board has established the following standing committees:

      AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Anderson, Sansevero, Sylvester and Ms. Tsunoda currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met twice during the Trust's most recently completed fiscal year.

      FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sansevero currently serve as members of the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

      NOMINATING AND COMPENSATION COMMITTEE. The Board has a standing Nominating and Compensation Committee that is composed of the Board's independent Trustees. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill any vacancies on the Board. Messrs. Anderson, Sansevero, and Sylvester and Ms. Tsunoda currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and met three times during the Trust's most recently completed fiscal year.

      BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT WITH THE ADVISER. As previously discussed, the Board's continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as information that other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

      Before this year's meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges the Fund compared with the fees they charge to comparable mutual funds or accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser's reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

      At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's advisory fees and other aspects of the Advisory Agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

      Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's advisory fees are reasonable in light of the services that the Adviser provide to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

      FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of the Fund's shares as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). The Trustees and officers of the Trust own less than [1%] of the outstanding shares of the Fund's share class.

      As of December 31, 2004:

                 DOLLAR RANGE OF FUND SHARES (LARGE CAP    AGGREGATE DOLLAR RANGE OF SHARES
    NAME                      GROWTH FUND)                            (ALL FUNDS)
-------------    --------------------------------------    --------------------------------
Mr. Ching*
Mr. Nesher*
Mr. Tsui*
Mr. Anderson
Mr. Sansevero
Mr. Sylvester
Ms. Tsunoda

* Messrs. Ching, Nesher and Tsui are Trustees who may be deemed to be "interested" persons of the Trust as the term is defined in the 1940 Act.

      BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year:

                                                PENSION OR
                                                RETIREMENT        ESTIMATED      TOTAL COMPENSATION
                                             BENEFITS ACCRUED       ANNUAL       FROM REGISTRANT AND
                                AGGREGATE    AS PART OF FUND    BENEFITS UPON   FUND COMPLEX PAID TO
NAME OF PERSON AND POSITION   COMPENSATION       EXPENSES        RETIREMENT           TRUSTEES
---------------------------   ------------   ----------------   -------------   --------------------
Mr. Philip H. Ching*

Mr. Robert A. Nesher *

Mr. John K. Tsui*

Mr. Martin Anderson

Mr. Peter S. Sansevero

Mr. Manuel R. Sylvester

Ms. Joyce S. Tsunoda

* Messrs. Ching, Nesher and Tsui are Trustees who may be deemed to be "interested" persons of the Trust as the term is defined in the 1940 Act.

      TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, length and term of office and the principal occupations for the last five years of each person currently serving as an executive officer of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

      ROBERT A. NESHER (DOB 08/17/46) - President since May 1998 - See page 26 for further information.

      LORI K. FOO (DOB 7/7/57) - Vice President and Assistant Secretary since August 2002 - Compliance Officer and Assistant Vice President for First Hawaiian Bank since 1994. Ms. Foo is an "affiliated person" of both the Fund and the Adviser (as that term is defined in the 1940 Act).

      RYAN S. USHIJIMA (DOB 6/14/56) - Chief Compliance Officer of Bishop Street Funds; Commissioner of Securities, Department of Commerce and Consumer Affairs, State of Hawaii (1998-2004).

      TIMOTHY D. BARTO* (DOB 03/28/68) - Assistant Secretary since May 2000 - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999.

      PHILIP T. MASTERSON (DOB 3/12/64) - Employed by SEI Investments since 2004. General counsel, CITCO Mutual Fund Services (2003-2004); Vice President and Associate Counsel, Oppenheimer Funds (1998-2003).

      JAMES NDIAYE (DOB 9/11/68) - Vice President and Assistant Secretary - Joined SEI Investments Company in October 2004. Vice President, Deutsche Asset Management (2003-2004). Associate, Morgan, Lewis & Bockius LLP (2000-2003). Assistant Vice President, ING Variable Annuities Group (1999-2000).

      MICHAEL T. PANG (DOB 7/8/72) - Vice President and Assistant Secretary - Joined SEI Investments Company in January 2005. Counsel, Caledonian Bank & Trust's Mutual Funds Group (2004). Counsel, Permal Asset Management (2001-2004). Associate, Schulte, Roth & Zabel's Investment Management Group (2000-2001). Staff Attorney, U.S. SEC's Division of Enforcement, Northeast Regional Office (1997-2000).

      PETER RODRIGUEZ (DOB 1/18/62) - Director, Funds Accounting, SEI Investments Global Funds Services (September 2002-present and 1997-2002); Vice President, Fund Administration, BlackRock Financial Management (April 2002 to September 2002).

      SOFIA A. ROSALA (DOB 2/1/74) - Vice President and Assistant Secretary - Compliance Officer of SEI Investments Company since September 2001. Account and Product Consultant, SEI Private Trust Company (1998-2001).

      * This person is an "affiliated person" of both the Trust and the Distributor (as that term is defined in the 1940 Act).

                                    REPORTING

      The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to shareholders of record.

                         PURCHASING AND REDEEMING SHARES

      Purchases and redemptions may be made through the transfer agent on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas. Purchases and redemptions will be made in full and fractional shares, calculated to three decimal places.

      It is currently the Trust's policy to pay for redemptions in cash. The Trust retains the right, however, to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund of up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

      The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

                    PRICING/DETERMINATION OF NET ASSET VALUE

      GENERAL POLICY. Fund shares are offered to the public at net asset value per share (plus any applicable sales charges). Net asset value per share is calculated by dividing the value of the Fund's net assets by the number of outstanding shares. The Fund's valuation policies are based on Section 2(a)(41) of and Rule 2a-4 under the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board of Trustees.

      EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on Nasdaq, the Nasdaq Official Closing Price will be used. If such prices are not available, the security will be valued at fair value as determined in good faith by the Board of Trustees.

      MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees. The money market funds' valuation methodologies are based on Rule 2a-7 under the 1940 Act.

      USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Fund are provided daily by third-party independent pricing agents. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

                                      TAXES

      The following is only a summary of certain federal income tax considerations generally affecting the Fund and their shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or their shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

      FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS. The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

      QUALIFICATIONS AS A REGULATED INVESTMENT COMPANY. The Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

      In order to be taxable as a RIC, the Fund must distribute at least 90% of its net investment taxable income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income;
(ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, securities of two or more issuers (other than securities of other RICs) that the Fund controls and that are engaged in the same, similar or related trades or business, or securities of one or more qualified publicly traded partnerships.

      Although the Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed.

      If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the 70% dividend-received deduction for corporate shareholders and for the lower capital gains rates on qualified dividend income for individual shareholders to the extent they would qualify if the Fund was a regular corporation. The Board reserves the right not to maintain qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

      The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

      The Fund may derive capital gains and losses in connection with sales of other dispositions of its portfolio of securities. Distributions of net short-term capital gains will be taxable to you as ordinary income. Distributions of net long-term capital gains will be taxable to you as long-term capital gain regardless of how long you have held your shares. Distributions of dividends will be taxed as ordinary income except that distributions of qualified dividend income will be taxed at the lower capital gains rates available for individual shareholders.

      The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, at the time they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

      If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

      Redemptions and exchanges of Fund shares may be taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on such shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

      In certain cases, the Fund will be required to withhold, at the applicable withholding rates, and remit to the United States Treasury, an amount from any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to that Fund that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. person (including a resident alien).

      In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividend-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

      Certain distributions from the Fund may qualify as qualified dividend income. Qualified dividend income distributed to any individual is taxable at the lower, long-term capital gains rates. A distribution from the Fund generally qualifies as qualified dividend income to the extent it was distributed from dividends received by the Fund from taxable domestic corporations and certain qualified foreign corporations, subject to limitations, including holding period limitations, imposed on the Fund and its shareholders. Absent further legislation, the long-term capital gains rates on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008.

      FEDERAL EXCISE TAX. If the Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year on which the Fund paid no federal income tax), the Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. The Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

      Non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in the Fund.

      STATE TAXES. The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund. Many states grant tax-free status to dividends paid by mutual funds to fund shareholders from interest the fund earned on direct obligations of the U.S. government, subject in some states to certain requirements. Investments in Government National Mortgage Association and Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

                           FUND PORTFOLIO TRANSACTIONS

      BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

      In addition, an adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the advisers and the Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the advisers believe that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

      For the fiscal years ended December 31, 2002, 2003 and 2004, the Fund paid the following aggregate brokerage commissions on portfolio transactions:

                          AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID
                          -----------------------------------------------------
       FUND                    2002                2003               2004
       ----                    ----                ----               ----
Large Cap Growth Fund       $ 306,892           $ 156,464

      BROKERAGE SELECTION. The Trust relies on the advisers to select brokers for Fund portfolio transactions. The advisers do not expect to use one particular broker or dealer for Fund portfolio transactions. The advisers select brokers based on the broker's ability to provide "best execution." The advisers consider a number of factors when selecting brokers, such as the broker's reputation and level of experience, the broker's ability to handle block trades and difficult transactions, commission rate, timeliness and accuracy of execution and settlement, the broker's familiarity with the market, the broker's reliability and integrity, the broker's fairness in resolving any disputes with respect to a trade, the time and size of the order and execution, available liquidity and current market conditions. In addition, when one or more brokers are believed capable of providing the best combination of price and execution, the Fund's adviser may select a broker based upon brokerage or research services provided to the adviser. An adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the brokerage or research services provided.

      Section 28(e) of the 1934 Act permits an adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, an adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

      To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information that assists in the valuation and pricing of investments. Examples of research-oriented services for which an adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. An adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by an adviser will be in addition to and not in lieu of the services required to be performed by the Fund's adviser under the Advisory Agreement. Any advisory or other fees paid to an adviser are not reduced as a result of the receipt of research services.

      In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

      From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

      For the fiscal year ended December 31, 2004, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:

                         TOTAL DOLLAR AMOUNT OF             TOTAL DOLLAR AMOUNT OF
                        BROKERAGE COMMISSIONS FOR      TRANSACTIONS INVOLVING BROKERAGE
        FUND                RESEARCH SERVICES          COMMISSIONS FOR RESEARCH SERVICES
---------------------   -------------------------      ---------------------------------
Large Cap Growth Fund

      BROKERAGE WITH AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

      For the fiscal years ended December 31, 2002, 2003 and 2004, the Fund paid the following aggregate brokerage commissions on portfolio transactions effected through affiliated brokers:

                               TOTAL $ AMOUNT OF                                     % OF TOTAL BROKERAGE
                                  BROKERAGE               % OF TOTAL BROKERAGE       TRANSACTIONS EFFECTED
                              COMMISSIONS PAID TO          COMMISSIONS PAID TO        THROUGH AFFILIATED
                               AFFILIATED BROKERS          AFFILIATED BROKERS               BROKERS
                              -------------------         --------------------       ---------------------
        FUND                   2002   2003  2004            2002   2003   2004        2002    2003   2004
---------------------         -----   ----  -----         -------  ----   ----       ------   ----  ------
Large Cap Growth Fund           $0     $0                     0%    0%                  0%     0%

      "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. On December 31, 2004, the Fund held securities of the Trust's "regular brokers or dealers" as follows:

                                                                        TOTAL $ AMOUNT OF
                                                                    SECURITIES OF EACH REGULAR
        FUND                       NAME OF BROKER/DEALER                BROKER-DEALER HELD
---------------------              ---------------------            --------------------------
Large Cap Growth Fund              _____________________            __________________________
                                   _____________________            __________________________
                                   _____________________            __________________________
                                   _____________________            __________________________
                                   _____________________            __________________________

      For the fiscal years ended December 31, 2003 and December 31, 2004, the Fund experienced the following portfolio turnover rates:

FUND                           PORTFOLIO TURNOVER RATE
----                           -----------------------
                                 2003          2004
                               --------     ----------
Large Cap Growth Fund              43%

                              DESCRIPTION OF SHARES

      The Agreement and Declaration of Trust ("Declaration of Trust") authorizes the issuance of an unlimited number of series and shares. Each share of the Fund represents an equal proportionate interest in that Fund with each other share of that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Agreement and Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of series. All consideration received by the Trust for shares of any additional series or separate class and all assets in which such consideration is invested would belong to that series or separate class and would be subject to the liabilities related thereto. Share certificates will not be issued.

                      INFORMATION ABOUT PORTFOLIO HOLDINGS

      The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. This policy and the accompanying procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the President, Chief Compliance Officer, and portfolio manager to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Chief Compliance Officer reports quarterly to the Board regarding the implementation of such policies and procedures.

      Pursuant to applicable law, the Fund is required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each March 31, June 30, September 30, and December 31). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

      These reports are also available on the Fund's website at www.bishopstreetfunds.com. The Fund's website also provides information about the Fund's complete portfolio holdings, including some or all of the following: security description, ticker, security identification number, price per share, par value, and interest rate updated as of the end of the most recent calendar/fiscal quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided ten (10) calendar days after the end of each month, subject to a 31-day lag. The information on the Fund's website is publicly available to all categories of persons.

      In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor's and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund's portfolio along with related performance attribution statistics. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Fund's policies and procedures provide that the Chief Compliance Officer may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

      No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information.

      In addition, the Fund's service providers, such as the Custodian, Administrator and Transfer Agent, may receive portfolio holdings information in connection with their services to the Fund.

                                     VOTING

      Each share held entitles the shareholder of record to one vote. The shareholders of the Fund or class will vote separately on matters pertaining solely to the Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

      Where the Trust's prospectus or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

                              SHAREHOLDER LIABILITY

      The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

                        LIMITATION OF TRUSTEES' LIABILITY

      The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their Offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

                                  PROXY VOTING

      The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Board of Trustees will periodically review the Fund's proxy voting record.

      A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, is available on Form N-PX (i) without charge, upon request, by calling 1-800-262-9565; and (ii) on the SEC's website at http://www.sec.gov.

                             5% AND 25% SHAREHOLDERS

      A shareholder owning of record or beneficially more than 25% of the Fund's shares may be considered to be a "controlling person" of the Fund. Accordingly, that shareholder's vote could have a more significant effect on matters presented at shareholder meetings than the votes of the Fund's other shareholders. As of _____________, 2005, the following persons were the only persons who were record owners of 5% or more, or more than 25%, of the Fund's shares.

                                                                     RECORD
FUND                         SHAREHOLDER                           OWNERSHIP %
----                         -----------                           -----------

                              FINANCIAL INFORMATION

      The Trust's financial statements and notes thereto contained in the Annual Report for the Fund for the fiscal year ended December 31, 2004, are herein incorporated by reference and deemed to be a part of this SAI. A copy of the 2004 Annual Report must accompany the delivery of this SAI.

                                  APPENDIX - A
                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

-           Leading market positions in well-established industries.

-           High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

- Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

- Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB--rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch IBCA

Bonds rated AAA by Fitch IBCA are judged by Fitch IBCA to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch IBCA are judged by Fitch IBCA to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                                  APPENDIX - B
                      PROXY VOTING POLICIES AND PROCEDURES

                        BISHOP STREET CAPITAL MANAGEMENT

                             STANDARD POLICY MANUAL

                               PROXY VOTING POLICY

I.    STATEMENT OF POLICY

      Bishop Street Capital Management ("BSCM"), as a matter of policy and as a fiduciary to our institutional, investment company and individual clients, has the responsibility for voting proxies for portfolio securities consistent with the best interests of our clients unless any client explicitly retains responsibility for proxy voting. Our firm maintains written policies and procedures for the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm's proxy policies and practices.

      For those clients who have retained proxy voting responsibility, BSCM has no authority and will not vote any proxies for those client portfolios.

      BSCM has designated the Compliance & Information Director who is responsible for establishing, implementing and monitoring our proxy policy and practices.

      Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

II.   RESPONSIBILITY

      The BSCM Compliance & Information Director has overall responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and recordkeeping.

III.  PROCEDURES

      BSCM has adopted various procedures and reviews to implement the firm's policy and to monitor and insure the firm's policy is observed, implemented properly and amended or updated as appropriate, which include the following:

      A.    Account setup

      At the opening of each account, the persons responsible for account setup will provide the client with appropriate paperwork to instruct the client's custodian to forward proxies to BSCM. At the same time, proxy voting authority, any client proxy policies or guidelines regarding proxy voting will be recorded.

      B.    BSCM investment management agreements

      BSCM investment management agreements specify who has proxy voting responsibility. The BSCM investment management agreement for institutional clients provides that BSCM has proxy voting authority. BSCM investment management agreements for individual clients provides the option for either BSCM or the client to have proxy voting responsibility. The designation of the person, i.e., BSCM, the client or other entity, who has responsibility for proxy voting is recorded in the account set up process.

      C.    Proxy monitoring, reporting and records

      All proxy materials will be forwarded to the designated Administrative Assistant. This person's responsibilities will include:

   - Review of proxies received against securities held and attempt to obtain any missing proxy materials/ballots prior to the voting deadline.

   - Voting the proxies according to the research service provider's recommendation.

   -  Transmitting the voted proxies to the issuer.

   -  Recording how each proxy was voted for each client.

   -  Maintaining appropriate proxy voting records by issuer and for clients

   -  Prepare and provide proxy voting reports to clients upon client request.

      D.    Research

      BSCM has retained the services of Institutional Shareholder Services ("ISS"), a nationally recognized and independent proxy service, to provide research and voting recommendations for all proxy issues based on its research. ISS has no authority or responsibility for voting BSCM client proxies.

      E.    Proxy Voting

      The Administrative Assistant will receive each issuer's proxy materials, statements, ballots, etc., and forward them to the appropriate analyst/portfolio manager for review. It is the policy to vote in accordance with ISS' guidelines unless in doing so would not be in the clients' best interest. In such instances, each issue would be evaluated for any conflicts of interest as noted below.

      F. Conflicts of Interest

      Where the analyst/portfolio manager feels that ISS' recommendation would not be in the best interest of our clients, the Chief Investment Officer or an appropriate designate, will evaluate the docket of those proxies and determine if a material conflict of interest is present for any of the proxies.

      In determining whether a material conflict of interest is present and material, some of the general factors which BSCM will consider, but not limited to, are: business relationships, personal relationships, familial relationships and fund relationships. Where BSCM or an affiliate has a substantial business relationship with the company, the materiality of the business relationship will generally be viewed as follows. It is presumed to be non-material if the conflict involved is less than 1% of BSCM's annual revenues. In cases where it is in excess of 1% of BSCM's annual revenues, it will be evaluated on a case by case basis to determine the materiality of the conflict. Where BSCM or an affiliate has personal or familial relationships causing a material conflicts of interest, the voting procedure described below would take effect. To determine whether a personal or familial relationship exists which may create material conflicts of interest, BSCM Access Personnel will annually certify whether they, or an immediate family member, serves as a director of a public company or at the executive management level of a public company as well as identify the public company to which they are serving.

      In the event of any actual or potential conflicts of interest that arise in the exercise of BSCM's proxy voting responsibilities, any such conflict will result in BSCM's Proxy Committee evaluating the issue and casting a vote on the issue unless a member is the source of the conflict. If the Proxy Committee unanimously agrees upon the issue, it shall be voted as unanimously agreed upon. In the event whereby there is not a unanimous agreement of the Proxy Committee or the conflict of interest cannot be resolved within the Proxy Committee, BSCM will employ an independent fiduciary to vote these proxies.

      If there is no material conflict of interest the analyst/portfolio manager will instruct the Administrative Assistant to vote accordingly.

      Where BSCM advisory clients hold shares of Bishop Street Funds, the policy is to mirror vote the fund proxies.

      G.    Proxy Committee

      The Proxy Committee shall consist of the following members: the Chief Investment Officer, Director of Equities and the Compliance & Information Director.

      H.    Disclosure

      BSCM discloses a summary of our proxy voting policy and practices in Form ADV Part II which is updated as appropriate.

      I.    Annual Review of Proxy Policy

      The Compliance & Information Director will review BSCM's Proxy Policy on an annual basis and amend, or supplement, as may be necessary, so as to remain current and appropriate for BSCM's proxy practices, acting in the clients' best interests and meeting applicable regulatory requirements.

IV.   RECORDKEEPING

      The Compliance & Information Officer has overall responsibility for maintaining files and records regarding BSCM's proxy policies and practices in an appropriate manner and for the required period, i.e., two years on-site in BSCM's offices and an additional three years off-site in secure and accessible facilities. The firm's recordkeeping procedures include the following:

   - BSCM maintains relevant records, in paper or electronic format, i.e., internally and externally, EDGAR and ISS, including proxy statements, related research materials, proxy ballots and votes, on an issuer and client basis.

   - BSCM also maintains an annual file of records of any written client requests for proxy voting information for their portfolio securities and provides information to clients as requested.

   - BSCM also maintains and files the Form N-PX for investment companies that it acts as investment adviser to and has not assigned the voting responsibilities to a sub-adviser.

                               BISHOP STREET FUNDS

                            PART C: OTHER INFORMATION

ITEM 23.    EXHIBITS:
(a)(1)      Agreement and Declaration of Trust of the Bishop Street Funds (the
            "Registrant") dated May 25, 1994 as originally filed with the Registrant's Registration Statement on Form N-1A (File No. 33-80514) filed with the Securities and Exchange Commission (the "SEC") on June 20, 1994, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 3 to the Registrant's Registration
            Statement, as filed February 29, 1996.

(a)(2)      Amended and Restated Agreement and Declaration of Trust dated
            September 1, 1994 as originally filed with the Registrant's
            Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-80514) filed with the SEC on September 7, 1994, is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's
            Registration Statement, as filed February 29, 1996.

(b)(1)      By-Laws of the Registrant as originally filed with the Registrant's
            Registration Statement filed with the SEC on Form N-1A (File No.
            33-80514) on June 20, 1994, are incorporated herein by reference to
            Exhibit 2 of Post-Effective Amendment No. 3 to the Registrant's
            Registration Statement, as filed February 29, 1996.

(b)(2) Amended By-Laws of the Registrant as originally filed with the Registrant's Pre-Effective Amendment No. 1 filed with the SEC on
            Form N-1A (File No. 33-80514) on September 7, 1994, are incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No.
            3 to the Registrant's Registration Statement, as filed February 29,
            1996.

(b)(3) Amended By-Laws of the Registrant are incorporated herein by reference to Exhibit 2(b) of Post-Effective Amendment No. 7 to the
            Registrant's Registration Statement filed with the SEC on Form N-1A
            (File No. 33-80514), as filed February 26, 1998.

(c)         Not applicable.

(d)(1)      Investment Advisory Agreement between the Registrant and First
            Hawaiian Bank dated January 27, 1995, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 3 to the
            Registrant's Registration Statement filed with the SEC on Form N-1A
            (File No. 33-80514), as filed February 29, 1996.

(d)(2)      Investment Sub-Advisory Agreement by and among the Registrant, First
            Hawaiian Bank and Wellington Management Company, LLP dated January
            27, 1995, is incorporated herein by reference to Exhibit 5(b) of Post-Effective Amendment No. 3 to the Registrant's Registration
            Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 29, 1996.

(d)(3) Amended and Restated Investment Sub-Advisory Agreement by and among the Registrant, First Hawaiian Bank and Wellington Management
            Company, LLP dated April 30, 1996, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 5 to the
            Registrant's Registration Statement filed with the SEC on Form N-1A
            (File No. 33-80514), as filed April 30, 1997.

(d)(4)      Schedule B dated April 30, 1996, to the Investment Advisory
            Agreement dated January 27, 1995, between the Registrant and First
            Hawaiian Bank, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 5 to the Registrant's


            Registration Statement filed with the SEC on Form N-1A (File No.
            33-80514), as filed April 30, 1997.

(d)(5)      Investment Advisory Agreement between the Registrant and First
            Hawaiian Bank dated March 31, 1999, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 12 to the Registrants Registration Statement filed with the SEC on Form
            N-1A (File No. 33-80514), as filed April 30, 1999.

(d)(6)      Investment Sub-Advisory Agreement by and among the Registrant, First
            Hawaiian Bank and Wellington Management Company, LLP dated March 31,
            1999, is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 12 to the Registrant's Registration
            Statement on Form N-1A (File No. 33-80514), as filed April 30, 1999.

(d)(7)      Assignment and Assumption Agreement between First Hawaiian Bank and
            Bishop Street Capital Management dated February 22, 2000 is incorporated herein by reference to Exhibit (d)(7) of Post-Effective
            Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.

(d)(8)      Consent to Assignment and Assumption of the Investment Advisory
            Agreement between the Bishop Street Funds and First Hawaiian Bank is incorporated herein by reference to Exhibit (d)(8) of Post-Effective
            Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.

(d)(9)      Consent to Assignment and Assumption of the Investment Sub-Advisory
            Agreement between First Hawaiian Bank and Wellington Management LLP is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 14 to the Registrant's Registration
            Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed May 1, 2000.

(d)(10)     Investment Sub-Advisory Agreement by and between Bishop Street
            Capital Management and BNP Paribus Asset Management, Inc. dated July
            1, 2002 is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 18 to the Registrant's Registration
            Statement filed with the SEC on Form N-1A (file No. 33-80514), as filed August 29, 2002.

(d)(11) Schedule A dated April 7, 2005, to the Investment Advisory Agreement dated March 31, 1999, between the Registrant and First Hawaiian
            Bank, is to be filed by amendment.

(e)(1)      Distribution Agreement between the Registrant and SEI Financial
            Services Company dated January 27, 1995, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 3 to the
            Registrant's Registration Statement filed with the SEC on Form N-1A
            (File No. 33-80514), as filed February 29, 1996.

(e)(2) Amended and Restated Distribution Agreement between the Registrant and SEI Investments Distribution Co. dated June 10, 1999, is incorporated herein by reference to Exhibit (e)2 of Post-Effective
            Amendment No. 13 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed June 11,
            1999.

(f)         Not Applicable.

(g)(1)      Mutual Fund Custodian Agreement between the Registrant and Union
            Bank of California, N.A. dated August 4, 2000, is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment
            No. 20 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 29, 2004.

(g)(2)      Letter Agreement between the Registrant and Union Bank of
            California, N.A. dated July 1, 2002, supplementing the Mutual Fund
            Custodian Agreement dated August 4, 2000, is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed with the SEC on Form
            N-1A (File No. 33-80514), as filed April 29, 2004.

(g)(3)      Schedule B dated April 7, 2005, to the Custodian Agreement dated
            August 4, 2000, between the Registrant and Union Bank of California,
            N.A., is to be filed by amendment.

(h)(1)      Administration Agreement between the Registrant and SEI Financial
            Management Corporation (now SEI Investments Global Funds Services) dated January 27, 1995, is incorporated herein by reference to
            Exhibit 9(a) of Post-Effective Amendment No. 3 to the Registrant's
            Registration Statement filed with the SEC on Form N-1A (File No.
            33-80514), as filed February 29, 1996.

(h)(2)      Transfer Agent Agreement between the Registrant and Supervised
            Service Company, Inc. dated January 30, 1995, is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 3 to the Registrant's Registration Statement filed with the SEC on Form
            N-1A (File No. 33-80514), as filed February 29, 1996.

(h)(3) Consent to Assignment and Assumption of the Administration Agreement between the Registrant and SEI Financial Management Corporation to
            SEI Fund Resources dated June 1, 1996, is incorporated herein by reference to Exhibit 9(c) of Post-Effective Amendment No. 5 to the
            Registrant's Registration Statement filed with the SEC on Form N-1A
            (File No. 33-80514), as filed April 30, 1997.

(h)(4)      Amendment No. 1 dated May 10, 2001 to the Consent to Assignment and
            Assumption of the Administration Agreement between the Registrant and SEI Financial Management Corporation dated June 1, 1996 is incorporated herein by reference to Exhibit (h)(4) of Post-Effective
            Amendment No. 17 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 26,
            2002.

(h)(5) Amendment dated February 4, 2003 to the Transfer Agent Agreement between the Registrant and DST Systems, Inc. dated January 30, 1995 is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 19 to the Registrant's Registration
            Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 28, 2003.

(h)(6)      Schedule dated April 7, 2005, to the Administration Agreement dated
            January 27, 1995, between the Registrant and SEI Financial
            Management Corporation (now SEI Investments Global Funds Services), is to be filed by amendment.

(i) Opinion and Consent of Counsel (Morgan, Lewis & Bockius LLP) is incorporated herein by reference to Exhibit (i) of Post-Effective
            Amendment No. 21 to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed February 14,
            2005.

(j)         Consent of Independent Auditors (________) to be filed by amendment.

(k)         Not Applicable.

(l)         Not Applicable.

(m)(1) 12b-1 Plan (Class A) dated January 27, 1995, is incorporated herein by reference to Exhibit (m)2 of Post-Effective Amendment No. 13 to the Registrant's Registration Statement filed with the SEC on Form
            N-1A (File No. 33-80514), as filed June 11, 1999.

(n)(1)      Rule 18f-3 Plan (Class A and Institutional Class) dated February 15,
            2001, is incorporated herein by reference to Exhibit (o)(3) of Post-Effective Amendment No. 17

            to the Registrant's Registration Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 26, 2002.

(o)         Not Applicable.

(p)(1) Code of Ethics for the Registrant is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form
            N-1A (File No. 33-80514), as filed May 1, 2000.

(p)(2) Code of Ethics for First Hawaiian Bank is incorporated herein by reference to Exhibit (p)(2) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed with the SEC on Form
            N-1A (File No. 33-80514), as filed May 1, 2000.

(p)(3)      Code of Ethics for Wellington Management Company, LLP dated March 1,
            2000 is incorporated herein by reference to Exhibit (p)4 of Post-Effective Amendment No. 26 of the Advisors' Inner Circle Fund
            II's Registration Statement filed with the SEC on Form N-1A (File
            No. 33-50718), as filed March 16, 2000.

(p)(4) Code of Ethics for Bishop Street Capital Management Corporation dated June 11, 2002 is incorporated herein by reference to Exhibit
            (p)(4) of Post-Effective Amendment No. 18 to the Registrant's
            Registration Statement filed with the SEC on August 29, 2002.

(p)(5) Code of Ethics for SEI Investments Company is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 20 to the Registrant's Registration Statement filed with the SEC on Form
            N-1A (File No. 33-80514), as filed April 29, 2004.

(p)(6) Code of Ethics for BNP Paribas Asset Management dated April 19, 2002 is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 19 to the Registrant's Registration
            Statement filed with the SEC on Form N-1A (File No. 33-80514), as filed April 28, 2003.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

      See the Statement of Additional Information regarding the Registrant's control relationships. The administrator of the Registrant, SEI Investments Global Funds Services, is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. INDEMNIFICATION:

      Article VIII of the Agreement and Declaration of Trust filed as Exhibit A to the Registration Statement is incorporated herein by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933 (the "Act"), as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND INVESTMENT SUB-ADVISERS:

      The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director, officer, or partner each adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. Each adviser's table was provided to the Registrant by that adviser for inclusion in this Registration Statement.

BISHOP STREET CAPITAL MANAGEMENT

      As of February 22, 2000, Bishop Street Capital Management serves as adviser to the Funds. Bishop Street Capital Management is an investment adviser registered under the Investment Advisers Act of 1940. The principal business address for Bank of the West is 180 Montgomery Street, San Francisco, California 94104.

NAME AND POSITION
 WITH INVESTMENT             NAME OF OTHER                              POSITION WITH
     ADVISER                    COMPANY                                 OTHER COMPANY
-----------------            -------------                              -------------
Walter A. Dods, Jr.            BancWest Corp.             Director, Chairman and Chief Executive Officer
Director                     First Hawaiian Bank          Director, Chairman and Chief Executive Officer
                              Bank of the West                        Director, Vice Chairman
                       FHL Lease Holding Company, Inc.                       Director
                           FHI International, Inc.        Director, President and Chief Executive Officer
                              FHL SPC One, Inc.                              Director
                        First Hawaiian Leasing, Inc.                         Director
                               FH Center Inc.                    Director, Chairman and President
                            FHB Properties, Inc.          Director, Chairman and Chief Executive Officer
                       First Hawaiian Insurance, Inc.     Director, Chairman and Chief Executive Officer
                           KIC Technology 1, Inc.         Director, Chairman and Chief Executive Officer
                           KIC Technology 2, Inc.         Director, Chairman and Chief Executive Officer
                           KIC Technology 3, Inc.         Director, Chairman and Chief Executive Officer
                         First Hawaiian Real Estate
                               Holdings, Inc.             Director, Chairman and Chief Executive Officer
                       Pacific One Dealer Center, Inc.                  Director, Chairman
                         Real Estate Delivery, Inc.       Director, Chairman and Chief Executive Officer
                          First Hawaiian Foundation                     Director, Chairman
                          Alexander & Baldwin, Inc.                          Director
                      Chaminade University of Honolulu           Member of the Board of Governors
                             Contemporary Museum                              Trustee
                        Estate of Samuel Mills Damon                          Trustee
                     First Insurance Company of Hawaii,
                                    Ltd.                                     Director
                            Verizon Hawaii, Inc.                   Member of the Advisory Board
                          Grace Pacific Corporation                          Director
                                    JAIMS                                     Trustee
                       Matson Navigation Company, Inc.                       Director
                        Nature Conservancy of Hawaii                          Trustee
                             Oceanic Cablevision                   Member of the Advisory Board
                       Pacific Guardian Life Insurance
                                  Co., Ltd.                                  Director

NAME AND POSITION
 WITH INVESTMENT                    NAME OF OTHER                              POSITION WITH
     ADVISER                           COMPANY                                 OTHER COMPANY
-----------------                   -------------                              -------------
Don J. McGrath                       BancWest Corp.             Director, President and Chief Operating Officer
Director                           First Hawaiian Bank               Director, Vice Chairman of the Board
                                    Bank of the West            Director, President and Chief Executive Officer
                                Essex Credit Corporation                           Director
                               Trinity Capital Corporation                         Director
                                 Pacific Exchange, Inc.                Member of the Board of Governors

Donald G. Horner                     BancWest Corp.                        Executive Vice President
Director                           First Hawaiian Bank          Director, President and Chief Operating Officer
                           BancWest Investment Services, Inc.                      Director
                                    FHL SPC One, Inc.           Director, Chairman and Chief Executive Officer
                             FHL Lease Holding Company, Inc.    Director, Chairman and Chief Executive Officer
                                  FHB Properties, Inc.                     Director, Vice President
                              First Hawaiian Leasing, Inc.      Director, Chairman and Chief Executive Officer
                                 FHI International, Inc.                      Director, President
                                     FH Center Inc.                        Director, Vice President
                             First Hawaiian Insurance, Inc.                   Director, President
                                 KIC Technology 1, Inc.                       Director, President
                                 KIC Technology 2, Inc.                       Director, President
                                 KIC Technology 3, Inc.                       Director, President
                               First Hawaiian Real Estate
                                     Holdings, Inc.                           Director, President
                             Pacific One Dealer Center, Inc.    Director, President and Chief Executive Officer
                               Real Estate Delivery, Inc.                     Director, President
                                First Hawaiian Foundation                  Director, Vice President
                                    Aloha United Way                             Board Member
                               Hawaiian Islands Ministries                       Board Member
                                 Kuakini Health Systems                   Board Member and Treasurer

Robin S. Midkiff                   First Hawaiian Bank                     Executive Vice President
Vice Chairman                   First Hawaiian Foundation                          Director

Gregory E. Ratte                   First Hawaiian Bank                       Senior Vice President
President and
Chief Investment Officer

Philip R. Hart                     First Hawaiian Bank            Vice President and Senior Portfolio Manager
Senior Vice President and
Senior Portfolio Manager

Joseph Caballero                   First Hawaiian Bank               Vice President and Investment Officer
Senior Vice President

William E. Atwater                    BancWest Corp             Senior Vice President, General Counsel and Secretary
Vice President and                 First Hawaiian Bank          Executive Vice President, General Counsel and Secretary

  NAME AND POSITION
   WITH INVESTMENT                    NAME OF OTHER                          POSITION WITH
       ADVISER                           COMPANY                             OTHER COMPANY
  -----------------                   -------------                          -------------
                                 FHI International, Inc.                 Vice President and Secretary
                             FHL Lease Holding Company, Inc.             Vice President and Secretary
                                    FHL SPC One, Inc.                    Vice President and Secretary
                                     FH Center Inc.                      Vice President and Secretary
                                  FHB Properties, Inc.                   Vice President and Secretary
                             First Hawaiian Insurance, Inc.              Vice President and Secretary
                              First Hawaiian Leasing, Inc.               Vice President and Secretary
                               First Hawaiian Real Estate
                                     Holdings, Inc.                                Secretary
                             Pacific One Dealer Center, Inc.                       Secretary
                               Real Estate Delivery, Inc.                Vice President and Secretary
                                 The Bankers Club, Inc.                            Secretary
                                    Center Club, Inc.                              Secretary
                                 KIC Technology 1, Inc.             Director, Vice President and Secretary
                                 KIC Technology 2, Inc.             Director, Vice President and Secretary
                                 KIC Technology 3, Inc.             Director, Vice President and Secretary
                                First Hawaiian Foundation                   Director and Secretary
                                Hawaii Justice Foundation                          Director

Albert M. Yamada                     BancWest Corp.                           Assistant Treasurer
Treasurer and Assistant
Secretary                          First Hawaiian Bank             Vice Chairman and Chief Financial Officer
                                 FHI International, Inc.            Director, Vice President and Treasurer
                             FHL Lease Holding Company, Inc.        Director, Vice President and Treasurer
                                    FHL SPC One, Inc.               Director, Vice President and Treasurer
                                     FH Center Inc.                 Director, Vice President and Treasurer
                                  FHB Properties, Inc.                        Assistant Treasurer
                             First Hawaiian Insurance, Inc.                   Director, Treasurer
                              First Hawaiian Leasing, Inc.          Director, Vice President and Treasurer
                               First Hawaiian Real Estate
                                     Holdings, Inc.                           Director, Treasurer
                             Pacific One Dealer Center, Inc.                  Director, Treasurer
                               Real Estate Delivery, Inc.           Director, Vice President and Treasurer
                                 The Bankers Club, Inc.                Treasurer and Assistant Secretary
                                    Center Club, Inc.                              Treasurer
                                 KIC Technology 1, Inc.             Director, Vice President and Treasurer
                                 KIC Technology 2, Inc.             Director, Vice President and Treasurer
                                 KIC Technology 3, Inc.             Director, Vice President and Treasurer
                                First Hawaiian Foundation                     Director, Treasurer
                                Hawaii Employers Council                           Director
                                  Mid-Pacific Institute                             Trustee

Kenneth L. Miller                  First Hawaiian Bank                       Senior Equity Analyst
Vice President and
Co-director of Equity

Cristopher Borden                  First Hawaiian Bank          Assistant Vice President and Portfolio Manager

  NAME AND POSITION
   WITH INVESTMENT                    NAME OF OTHER                     POSITION WITH
       ADVISER                           COMPANY                        OTHER COMPANY
  -----------------                   -------------                     -------------
Portfolio Manager

Jennifer Carias
VP, Fixed Income Portfolio
Manager                            First Hawaiian Bank                AVP & Portfolio Manager

M'liss Hualani Moore
Co-director of Equity              First Hawaiian Bank                    Vice President

Ryan H. Ota
Chief Compliance Officer           First Hawaiian Bank          Compliance and Information Director

Matthew M. Walton
SVP & Director of Fixed
Income                             First Hawaiian Bank             VP & Director of Fixed Income

      WELLINGTON MANAGEMENT COMPANY, LLP

      Wellington Management Company, LLP ("Wellington Management") is the sub-adviser to the Registrant's Money Market Fund and Treasury Money Market Fund. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Investment Advisers Act of 1940.

   NAME AND POSITION
    WITH INVESTMENT         NAME OF OTHER     POSITION WITH
        ADVISER                COMPANY        OTHER COMPANY
-----------------------     -------------     -------------
Kenneth Lee Abrams               --                --
  Partner
Nicholas Charles Adams           --                --
  Partner
Rand Lawrence Alexander          --                --
  Partner
Deborah Louise Allinson          --                --
  Partner
Steven C. Angeli                 --                --
  Partner
James Halsey Averill             --                --
  Partner
John F. Averill                  --                --
  Partner
Karl E. Bandtel                  --                --
  Partner
David W. Barnard                 --                --
  Partner
Mark James Beckwith              --                --
  Partner
James A. Bevilacqua              --                --
  Partner
Kevin J. Blake                   --                --
  Partner
William Nicholas Booth           --                --
  Partner
Michael J. Boudens               --                --
  Partner
Paul Braverman                   --                --
  Partner

  NAME AND POSITION
   WITH INVESTMENT          NAME OF OTHER     POSITION WITH
       ADVISER                 COMPANY        OTHER COMPANY
------------------------    -------------     -------------
Robert A. Bruno                  --                --
  Partner
Michael T. Carmen                --                --
  Partner
Maryann Evelyn Carroll           --                --
  Partner
William R.H. Clark               --                --
  Partner
Cynthia M. Clarke                --                --
  Partner
Richard M. Coffman               --                --
  Partner
John DaCosta                     --                --
  Partner
Pamela Dippel                    --                --
  Partner
Scott M. Elliott                 --                --
  Partner
Robert Lloyd Evans               --                --
  Partner
David R. Fassnacht               --                --
  Partner
Lisa de la Fuente Finkel         --                --
  Partner
Mark T. Flaherty                 --                --
  Partner
Charles Townsend Freeman         --                --
  Partner
Laurie Allen Gabriel             --                --
  Managing Partner
Ann C. Gallo                     --                --
  Partner
Subbiah Gopalraman               --                --
  Partner
Paul J. Hamel                    --                --
  Partner
William J. Hannigan              --                --
  Partner
Lucius Tuttle Hill, III          --                --
  Partner
James P. Hoffmann                --                --
  Partner
Jean M. Hynes                    --                --
  Partner
Steven T. Irons                  --                --
  Partner
Paul David Kaplan                --                --
  Partner
Lorraine A. Keady                --                --
  Partner
John Charles Keogh               --                --
  Partner
George Cabot Lodge, Jr.          --                --
  Partner
Nancy Therese Lukitsh            --                --
  Partner
Mark Thomas Lynch                --                --
  Partner
Mark D. Mandel                   --                --
  Partner
Christine Smith Manfredi         --                --
  Partner
Earl Edward McEvoy               --                --
  Partner

    NAME AND POSITION
     WITH INVESTMENT        NAME OF OTHER     POSITION WITH
         ADVISER               COMPANY        OTHER COMPANY
------------------------    -------------     -------------
Duncan Mathieu McFarland         --                --
  Managing Partner
Matthew Edward Megargel          --                --
  Partner
James Nelson Mordy               --                --
  Partner
Diane Carol Nordin               --                --
  Partner
Stephen T. O'Brien               --                --
  Partner
Andrew S. Offit                  --                --
  Partner
Edward Paul Owens                --                --
  Partner
Saul Joseph Pannell              --                --
  Partner
Thomas Louis Pappas              --                --
  Partner
Jonathan Martin Payson           --                --
  Partner
Philip H. Perelmuter             --                --
  Partner
Robert Douglas Rands             --                --
  Partner
James Albert Rullo               --                --
  Partner
John Robert Ryan                 --                --
  Managing Partner
Joseph Harold Schwartz           --                --
  Partner
James H. Shakin                  --                --
  Partner
Theodore Shasta                  --                --
  Partner
Andrew J. Shilling               --                --
  Partner
Binkley Calhoun Shorts           --                --
  Partner
Scott E. Simpson                 --                --
  Partner
Trond Skramstad                  --                --
  Partner
Stephen Albert Soderberg         --                --
  Partner
Haluk Soykan                     --                --
  Partner
Eric Stromquist                  --                --
  Partner
Brendan James Swords             --                --
  Partner
Harriett Tee Taggart             --                --
  Partner
Frank L. Teixeira                --                --
  Partner
Perry Marques Traquina           --                --
  Partner
Nilesh P. Undavia                --                --
  Partner
Clare Villari                    --                --
  Partner
Kim Williams                     --                --
  Partner
Itsuki Yamashita                 --                --
  Partner
David S. Zimble                  --                --
  Partner

      Please note the principal business address for Wellington Hedge Management, Inc. and Wellington Trust Company, NA is the same as Wellington Management. The principal business address for Wellington Management International Ltd is Stratton House, Stratton Street, London W1J 8LA, United Kingdom. The principal business address for Wellington International Management Company Pte Ltd. is Six Battery Road, Ste. 17-06, Singapore 049909. The principal business address for Wellington Global Investment Management Limited is Suite 4206, Two Exchange Square, Central, Hong Kong. The principal business address for Wellington Global Administrator, Ltd., Wellington Global Holdings, Ltd. and Wellington Management Global Holdings, Ltd. is Clarendon House, 2 Church Street, PO Box HM 666, Hamilton HMCX, Bermuda. The principal business address for Wellington Luxembourg S.C.A. is 33, boulevard Prince Henri, L-2014 Luxembourg.

BNP PARIBAS ASSET MANAGEMENT, INC.

      BNP Paribas Asset Management, Inc. ("BNP PAM") is the sub-adviser for the Registrant's Strategic Growth Fund. The principal business address of BNP PAM is 200 Park Avenue, New York, New York 10166. BNP PAM is an investment adviser registered under the Investment Advisers Act of 1940.

NAME AND POSITION
 WITH INVESTMENT            NAME OF OTHER                POSITION WITH
      ADVISER                  COMPANY                   OTHER COMPANY
-----------------   ------------------------------    ---------------------
Everett Schenk               BNP PAM Inc.                    Director
Director              BNP Paribas Securities Corp     Chairman and Director

Guy de Froment               BNP PAM, Inc                    Chairman
Chairman
                              PAM Nassau                     Director

                              BNP PAM SGR                    Chairman

                            BNP PAM UK Ltd.                  Director

                         BNP PAM Argentina SA                Director

                      BNP Paribas Argentina AM SA            Director

                          BNP PAM Uruguay SA                 Director

                             BNP PAM Japan                   Director

                             BNP PAM Group                   Chairman

                             BNP PAM Paris                   Director

                    BNP Paribas Epargne Entreprise           Director

                             Antin France                    Director

                           BNP Mone Euribor                  Director

                         BNP Obli Associations               Director

                          Kleber France Index                Chairman

                           Kleber Japaquant                  Chairman

                          Kleber Quantamerica                Chairman

                        Patrimoine Partenaires               Director

Marc Raynaud                 BNP PAM Inc.                    Director

NAME AND POSITION
 WITH INVESTMENT                 NAME OF OTHER                     POSITION WITH
      ADVISER                       COMPANY                        OTHER COMPANY
-----------------       ---------------------------------    -------------------------
                                   BNP PAM SGR                        Director

                             BNP Paribas Gestion de                   Director
                                   Inversiones

                             BNP Paribas Invest GmbH                  Director

                                  BNP PAM Japan                       Director

                              Antin Mid Cap Europe                    Chairman

Denis Coulon                       BNP PAM Inc                     CEO / President

                                 BNP PAM UK Ltd                       Director

                                   PAM Nassau                         Director

                                 BNP PAM Ireland                      Director

                        BNP Paribas Fauchier Partners Ltd             Chairman

                             BNP Paribas South Asia                   Director
                             Investment Company Ltd.

Christel Turcat                   BNP PAM Inc.                        Director

                                  Antin Revenus                       Director

Deborah Lancaster                 BNP PAM Inc.               Legal Counsel / Secretary

Thomas Clyne                      BNP PAM Inc.                       Treasurer

                           BNP Paribas Securities Corp        Chief Financial Officer

                           Paribas North America, Inc.            Finance Director

                               BNP US Funding, LLC            Chief Financial Officer

                           French American Corporation        Executive Vice President

                         BNP Paribas Commodity Futures,         Assistant Treasurer
                                      Inc.

                                  BNPPRCC, Inc.                      Treasurer

Stephen Strombelline              BNP PAM Inc.                Chief Compliance Officer

                           BNP Paribas Securities Corp        Chief Compliance Officer

Kimberly Anwar                    BNP PAM Inc.                     Vice President

Hubert Goye                        BNP PAM Inc                   Associated Person

                                Kleber Japaquant                      Director

                               Kleber Quantamerica                    Director

                                 BNP PAM Ireland                      Director

Claude Guillaume                  BNP PAM Inc.               Senior Investment Officer

ITEM 27. PRINCIPAL UNDERWRITER:

      (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

      Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                           July 15, 1982
SEI Liquid Asset Trust                           November 29, 1982
SEI Tax Exempt Trust                             December 3, 1982
SEI Index Funds                                  July 10, 1985
SEI Institutional Managed Trust                  January 22, 1987
SEI Institutional International Trust            August 30, 1988
The Advisors' Inner Circle Fund                  November 14, 1991
The Advisors' Inner Circle Fund II               January 28, 1993
Bishop Street Funds                              January 27, 1995
SEI Asset Allocation Trust                       April 1, 1996
SEI Institutional Investments Trust              June 14, 1996
HighMark Funds                                   February 15, 1997
Expedition Funds                                 June 9, 1997
Oak Associates Funds                             February 27, 1998
The Nevis Fund, Inc.                             June 29, 1998
CNI Charter Funds                                April 1, 1999
Amerindo Funds Inc.                              July 13, 1999
iShares Inc.                                     January 28, 2000
iShares Trust                                    April 25, 2000
JohnsonFamily Funds, Inc.                        November 1, 2000
The MDL Funds                                    January 24, 2001
Causeway Capital Management Trust                September 20, 2001
The Japan Fund, Inc.                             October 7, 2002
TT International U.S.A. Master Trust             October 6, 2003
TT International U.S.A. Feeder Trust             October 6, 2003

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

      (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                 Positions and Offices                          Positions and Offices
     Name                           with Underwriter                                with Registrant
     ----                        ---------------------                          ---------------------
William M. Doran           Director                                                     --
Carl A. Guarino            Director                                                     --
Edward D. Loughlin         Director                                                     --
Wayne M. Withrow           Director                                                     --
Kevin Barr                 President & Chief Operating Officer                          --
Maxine Chou                Chief Financial Officer & Treasurer                          --
John Munch                 General Counsel & Secretary                                  --
Karen LaTourette           Chief Compliance Officer & Assistant Secretary               --
Mark J. Held               Senior Vice President                                        --
Lori L. White              Assistant Secretary                                          --
Robert Silvestri           Senior Financial Officer                                     --
Michael Farrell            Vice President                                               --
Maria Rinehart             Vice President                                               --
Mark Greco                 Chief Operating Officer                                      --

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

      Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

      (a) With respect to Rules 31a-1(a); 31(a)-1(b); (2)(a) and (b); (3); (6);
(8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's custodian:

          Union Bank of California, N.A.
          350 California Street
          San Francisco, CA 94104

      (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D);
(4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

          SEI Investments Global Funds Services
          One Freedom Valley Drive
          Oaks, Pennsylvania 19456

      (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's adviser and sub-advisers:

Bishop Street Capital Management
999 Bishop Street
Honolulu, Hawaii 96813

Wellington Management Company, LLP            BNP Paribas Asset Management, Inc.
75 State Street                               200 Park Avenue
Boston, Massachusetts 02109                   New York, NY 10166

ITEM 29. MANAGEMENT SERVICES:

      None.

ITEM 30: UNDERTAKINGS:

      None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Post-Effective Amendment No. 22 to Registration Statement No. 33-80514 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Honolulu, State of Hawaii on the 19th day of April, 2005.

                                            By: /s/ Robert A. Nesher
                                                ---------------------------
                                                Robert A. Nesher
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the date indicated.

            *                       Trustee                       April 19, 2005
----------------------------
    Martin Anderson

            *                       Trustee                       April 19, 2005
----------------------------
    Philip H. Ching

            *                       Trustee                       April 19, 2005
----------------------------
    Peter F. Sansevero

            *                       Trustee                       April 19, 2005
----------------------------
    Manuel R. Sylvester

            *                       Trustee                       April 19, 2005
----------------------------
    John K. Tsui

            *                       Trustee                       April 19, 2005
----------------------------
    Joyce S. Tsunoda

/s/ Peter Rodriguez                 Treasurer and Controller      April 19, 2005
----------------------------
    Peter Rodriguez

/s/ Robert A. Nesher                President and Trustee         April 19, 2005
----------------------------
    Robert A. Nesher

*By: /s/ Robert A. Nesher
     ------------------------------
     Robert A. Nesher

Attorney-in-Fact pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 12, as filed April 30, 1999, and, with respect to John K. Tsui, as filed herewith.

                                POWER OF ATTORNEY

The undersigned, being a Trustee of the Bishop Street Funds, does hereby constitute and appoint Robert Nesher his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents may deem necessary or advisable or which may be required to enable the Bishop Street Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statements or statement of Bishop Street Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an Officer of Bishop Street Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents shall do or cause to be done by virtue thereof.

/s/ John K. Tsui
----------------------------
John K. Tsui, Trustee

Dated: June 2, 2004